8. CAPITAL AND RESERVES: Schedule of weighted average assumptions used to estimate the fair value of warrants (Tables)	12 Months Ended
Dec. 31, 2022
Tables/Schedules
Schedule of weighted average assumptions used to estimate the fair value of warrants
	2022	2021	2020
Risk-free interest rate	0.88%	n/a	1.46%
Expected life	3 years	n/a	3 years
Expected volatility	161.98%	n/a	149.71%
Expected dividend yield	Nil	n/a	Nil